First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
February 28, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 66.0%
	Chemicals – 3.2%
406,698	Westlake Chemical Partners, L.P. (a)	$9,329,652
	Energy Equipment & Services – 0.4%
57,500	USA Compression Partners, L.P.	1,203,475
	Gas Utilities – 0.8%
165,600	Suburban Propane Partners, L.P. (a)	2,522,088
	Independent Power & Renewable Electricity Producers – 1.2%
54,261	NextEra Energy Partners, L.P. (a) (b)	3,595,334
	Oil, Gas & Consumable Fuels – 60.4%
434,807	Cheniere Energy Partners, L.P. (a)	21,496,858
2,295,767	Energy Transfer, L.P. (a)	29,064,410
30,000	EnLink Midstream, LLC (a) (b)	337,800
1,560,016	Enterprise Products Partners, L.P. (a)	39,827,209
460,800	Hess Midstream, L.P., Class A (a) (b)	12,635,136
310,786	Holly Energy Partners, L.P. (a)	5,619,011
626,174	Magellan Midstream Partners, L.P. (a)	33,287,410
450,000	MPLX, L.P. (a)	15,583,500
1,224,321	Plains All American Pipeline, L.P. (a)	16,222,253
73,475	TXO Energy Partners L.P. (c)	1,771,482
65,000	Western Midstream Partners, L.P.	1,690,650
		177,535,719
	Total Master Limited Partnerships	194,186,268
	(Cost $94,170,033)
Shares	Description	Value
COMMON STOCKS – 63.4%
	Electric Utilities – 11.5%
63,000	Alliant Energy Corp. (a) (d)	3,230,010
66,960	American Electric Power Co., Inc. (d)	5,890,471
24,999	Constellation Energy Corp. (d)	1,872,175
9,500	Duke Energy Corp.	895,470
10,000	Emera, Inc. (CAD)	396,116
453,230	Enel S.p.A., ADR (a)	2,515,426
38,300	Eversource Energy	2,886,288
135,000	Exelon Corp.	5,452,650
11,500	Iberdrola S.A., ADR	527,333
17,800	IDACORP, Inc.	1,840,520
20,085	NextEra Energy, Inc.	1,426,638
11,280	Orsted A/S, ADR	326,894
72,980	PPL Corp.	1,975,569
59,090	Southern (The) Co.	3,726,215
12,600	Xcel Energy, Inc. (a)	813,582
		33,775,357
	Energy Equipment & Services – 0.9%
244,000	Archrock, Inc. (a)	2,701,080
	Gas Utilities – 7.7%
177,048	AltaGas Ltd. (CAD) (a)	3,038,816
34,150	Atmos Energy Corp. (a)	3,852,461
155,026	National Fuel Gas Co. (a)	8,879,889
55,120	New Jersey Resources Corp. (a)	2,812,774
37,900	ONE Gas, Inc. (a)	3,038,064

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
25,460	UGI Corp.	$947,876
		22,569,880
	Independent Power & Renewable Electricity Producers – 1.3%
75,340	AES (The) Corp. (a)	1,859,391
61,100	Clearway Energy, Inc., Class A	1,815,281
13,800	EDP Renovaveis S.A. (EUR)	283,314
		3,957,986
	Multi-Utilities – 8.6%
105,000	Atco Ltd., Class I (CAD) (a)	3,255,808
14,100	CenterPoint Energy, Inc. (a)	392,262
31,690	CMS Energy Corp.	1,868,759
30,810	DTE Energy Co. (a)	3,380,165
103,370	Public Service Enterprise Group, Inc.	6,246,649
63,800	Sempra Energy (d)	9,567,448
5,840	WEC Energy Group, Inc.	517,775
		25,228,866
	Oil, Gas & Consumable Fuels – 33.1%
60,000	BP PLC, ADR	2,376,000
28,950	Cheniere Energy, Inc. (d)	4,554,993
228,155	DT Midstream, Inc. (a)	11,453,381
222,596	Enbridge, Inc.	8,351,802
246,370	Keyera Corp. (CAD) (a)	5,436,570
680,595	Kinder Morgan, Inc. (a)	11,610,951
167,784	ONEOK, Inc. (d)	10,981,463
110,000	Shell PLC, ADR (d)	6,684,700
85,300	Targa Resources Corp.	6,320,730
149,279	TC Energy Corp. (d)	5,942,797
95,500	TotalEnergies SE, ADR	5,912,405
591,752	Williams (The) Cos., Inc. (d)	17,811,735
		97,437,527
	Semiconductors & Semiconductor Equipment – 0.1%
1,500	Enphase Energy, Inc. (c)	315,795
	Water Utilities – 0.2%
3,500	American Water Works Co., Inc.	491,330
	Total Common Stocks	186,477,821
	(Cost $166,571,111)
	Total Investments – 129.4%	380,664,089
	(Cost $260,741,144)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(280)	Alliant Energy Corp. (e)	$(1,435,560)	$57.50	03/17/23	(2,800)
(669)	American Electric Power Co., Inc.	(5,885,193)	95.00	04/21/23	(30,105)
(289)	Cheniere Energy, Inc.	(4,547,126)	165.00	03/17/23	(57,800)
(249)	Constellation Energy Corp.	(1,864,761)	90.00	03/17/23	(2,490)
(1,677)	ONEOK, Inc.	(10,975,965)	75.00	03/17/23	(1,677)
(266)	Sempra Energy (e)	(3,988,936)	170.00	03/17/23	(2,394)
(1,100)	Shell PLC	(6,684,700)	65.00	04/21/23	(72,600)
(1,492)	TC Energy Corp. (e)	(5,939,652)	45.00	03/17/23	(7,460)

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(2,917)	Williams (The) Cos., Inc.	$(8,780,170)	$34.00	03/17/23	$(8,751)
(3,000)	Williams (The) Cos., Inc.	(9,030,000)	32.00	04/21/23	(90,000)
	Total Call Options Written				(276,077)
	(Premiums received $747,620)
Outstanding Loan – (26.9)%	(79,200,000)
Net Other Assets and Liabilities – (2.4)%	(7,073,517)
Net Assets – 100.0%	$294,114,495

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Non-income producing security.
(d)	All or a portion of this security’s position represents cover for outstanding options written.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, investments noted as such are valued at $(12,654) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
ASSETS TABLE
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 194,186,268	$ 194,186,268	$ —	$ —
Common Stocks*	186,477,821	186,477,821	—	—
Total Investments	$ 380,664,089	$ 380,664,089	$—	$—

LIABILITIES TABLE
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (276,077)	$ (263,423)	$ (12,654)	$ —

*	See Portfolio of Investments for industry breakout.